Goodwill and Intangible Assets, net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Goodwill, Beginning Balance			$ 40,257	$ 3,020	$ 3,020	$ 3,020
Goodwill, Acquired During Period					37,237	0
Goodwill, Purchase Accounting Adjustments			(2,884)
Goodwill, Ending Balance	$ 37,373		37,373		40,257	3,020	$ 3,020
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	53,800		53,800		53,800	820
Finite-Lived Intangible Assets, Accumulated Amortization	(13,175)		(13,175)		(2,926)	(751)
Finite-Lived Intangible Assets, Net	40,625		40,625		50,874	69
Amortization of Intangible Assets	3,400	$ 100	10,300	$ 200	3,000	100	$ 100
Finite-Lived Intangible Assets, Amortization Expense, Remainder of Fiscal Year	3,354		3,354
Finite-Lived Intangible Assets, Amortization Expense, Year Two	11,837		11,837		11,700
Finite-Lived Intangible Assets, Amortization Expense, Year Three	6,466		6,466		6,537
Finite-Lived Intangible Assets, Amortization Expense, Year Four	6,466		6,466		6,537
Finite-Lived Intangible Assets, Amortization Expense, Year Five	5,841		5,841		5,912
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	26,500		26,500		27,000	0
Finite-Lived Intangible Assets, Accumulated Amortization	(3,749)		(3,749)		(814)	0
Finite-Lived Intangible Assets, Net	22,751		$ 22,751		$ 26,186	0
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			6 years		7 years
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	13,400		$ 13,400		$ 13,400	820
Finite-Lived Intangible Assets, Accumulated Amortization	(2,635)		(2,635)		(575)	(751)
Finite-Lived Intangible Assets, Net	10,765		$ 10,765		$ 12,825	$ 69
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			4 years		5 years	1 year
Order or Production Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	13,900		$ 13,900		$ 13,400	$ 0
Finite-Lived Intangible Assets, Accumulated Amortization	(6,791)		(6,791)		(1,537)	0
Finite-Lived Intangible Assets, Net	$ 7,109		$ 7,109		$ 11,863	$ 0
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			1 year		2 years